EARNINGS PER UNIT AND CASH DISTRIBUTIONS (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Earnings Per Share [Abstract]
Net income attributable to general partner and limited partner interests		$ 27,982	$ 41,028	$ 44,733	$ 72,286
Less: distributions paid		(38,190)	(38,533)	(76,380)	(77,086)
Under (over) distributed earnings		(10,208)	2,495	(31,647)	(4,800)
Net income attributable to:
Common unitholders		$ 25,269	$ 27,757	$ 39,532	$ 49,270
Weighted average units outstanding (basic and diluted) (in thousands):
Common unitholders (in shares)		45,304	45,663	45,218	45,663
Earnings per unit (basic and diluted):
Common unitholders (in dollars per share)	[1]	$ 0.56	$ 0.61	$ 0.87	$ 1.08
Cash distributions declared and paid in the period per unit (in dollars per share)		0.58	0.58	1.16	1.16
Subsequent event: Cash distributions declared and paid per unit relating to the period (in dollars per share)		$ 0.58	$ 0.58	$ 0.58	$ 0.58
Distributions to IDR holders		$ 2,200	$ 2,200	$ 4,300	$ 4,400
Distribution Made to Limited Partner
Ownership interest by third party (percentage)		70.00%		70.00%
First Distribution of Additional Available Cash from Operating Surplus
Distribution Made to Limited Partner
General partner ownership interest (percentage)		2.00%		2.00%

[1]	Under the Partnership Agreement, the subordination period expired in May 2016 and as at June 30, 2016, all our subordinated units, which were 100% held by Golar, converted to common units.